Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Compensation Committee does not schedule equity award grant dates in anticipation of the release of material non-public information, and the Company does not have any plans, programs or practices of timing the release of material non-public information in order to affect the value of executive compensation.

Award Timing Method	and the Company does not have any plans, programs or practices of timing the release of material non-public information in order to affect the value of executive compensation.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation Committee does not schedule equity award grant dates in anticipation of the release of material non-public information,
MNPI Disclosure Timed for Compensation Value	false